AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 15, 2019

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 709	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 710	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 25, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 709 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 25, 2019 as the new effective date for Post-Effective Amendment No. 704 to the Trust’s Registration Statement, which was filed on November 2, 2018 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco Emerging Markets Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco Global ESG Revenue ETF, Invesco Global Revenue ETF, Invesco International Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Yield Factor ETF, Invesco S&P 500 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 704 to the Trust’s Registration Statement, which was filed on November 2, 2018 and Part C of Post-Effective Amendment No. 707 to the Trust’s Registration Statement, which was filed on December 28, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of January, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	January 15, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	January 15, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	January 15, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	January 15, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	January 15, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	January 15, 2019
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	January 15, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	January 15, 2019
Yung Bong Lim

*/s/ Gary R. Wicker	Trustee	January 15, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	January 15, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		January 15, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 704 to the Trust’s Registration Statement and incorporated by reference herein.

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